Trade and other receivables and other assets (Tables)	3 Months Ended
Mar. 31, 2020
Trade and other receivables and other assets
Summary of trade and other receivables and other assets

in EUR k	Dec 31, 2019	Mar 31, 2020
Non‑current
Other assets - Rental deposits	1,948	1,948
Other assets – Others	—	150
	1,948	2,098
Current
Trade receivables	12,709	11,089
Contract assets	3,884	3,557
Receivables due from shareholders	2,766	2,766
Other assets	5,846	6,124
	25,205	23,536
Total non-current and current trade and other receivables and other assets	27,153	25,634

Summary of expected credit loss rate on total gross trade receivables and contract assets

in EUR k	Dec 31, 2019	Mar 31, 2020
Not past due	11,102	9,725
Past due 1-30 days	1,113	1,084
Past due 31-90 days	1,708	2,031
Past due more than 90 days	5,005	5,315
Total Gross amount of trade receivables and contract assets	18,928	18,155

Expected credit loss rate
Not past due	0.3%	0.3%
Past due 1-30 days	1.0%	1.3%
Past due 31-90 days	1.2%	1.6%
Past due more than 90 days	45.4%	64.7%
Expected credit loss rate on total gross trade receivables and contract assets	12.3%	19.3%

Expected credit loss	2,335	3,509